Summary of Significant Accounting Policies - Unaudited basic and diluted pro forma net income per share (Detail) - New Academy Holding Company, LLC $ / shares in Units, $ in Thousands	12 Months Ended
Feb. 01, 2020 USD ($) $ / shares shares
Pro forma, net income per share, Basic
Pro forma net income | $	$ 89,942
Weighted average shares of common stock outstanding after giving effect to the Reorganization Transactions	72,477,381
Adjustment to weighted average shares of common stock outstanding related to the Distribution	10,535,154
Pro forma weighted average shares of common stock outstanding	83,012,535
Pro forma net income per share | $ / shares	$ 1.08
Pro forma, net income per share, Diluted
Pro forma net income | $	$ 89,942
Weighted average shares of common stock outstanding after giving effect to the Reorganization Transactions , Diluted	74,796,545
Adjustment to weighted average shares of common stock outstanding related to the Distribution, Diluted	10,535,154
Pro forma weighted average shares of common stock outstanding , Diluted	85,331,699
Pro forma net income per share, Diluted | $ / shares	$ 1.05